UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA S&P 500 INDEX FUND - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2006

[LOGO OF USAA]
   USAA(R)

                                  USAA S&P 500
                                         INDEX Fund

                                            [GRAPHIC OF USAA S&P 500 INDEX FUND]

                       1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    MARCH 31, 2006

                                                                      (Form N-Q)

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USAA S&P 500 INDEX FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              COMMON STOCKS (99.4%)

              ADVERTISING (0.2%)
    95,500    Interpublic Group of Companies, Inc.*                                     $      913
    44,600    Omnicom Group, Inc.                                                            3,713
                                                                                        ----------
                                                                                             4,626
                                                                                        ----------
              AEROSPACE & DEFENSE (2.4%)
   196,000    Boeing Co.                                                                    15,274
    98,600    General Dynamics Corp.                                                         6,308
    29,900    Goodrich Corp.                                                                 1,304
   203,300    Honeywell International, Inc.                                                  8,695
    29,100    L-3 Communications Holdings, Inc.                                              2,496
    89,300    Lockheed Martin Corp.                                                          6,709
    87,606    Northrop Grumman Corp.                                                         5,983
   110,800    Raytheon Co.                                                                   5,079
    40,100    Rockwell Collins, Inc.                                                         2,260
   250,900    United Technologies Corp.                                                     14,545
                                                                                        ----------
                                                                                            68,653
                                                                                        ----------
              AGRICULTURAL PRODUCTS (0.2%)
   161,380    Archer-Daniels-Midland Co.                                                     5,430
                                                                                        ----------
              AIR FREIGHT & LOGISTICS (1.0%)
    75,000    FedEx Corp.                                                                    8,470
    15,000    Ryder System, Inc.                                                               672
   267,400    United Parcel Service, Inc. "B"                                               21,226
                                                                                        ----------
                                                                                            30,368
                                                                                        ----------
              AIRLINES (0.1%)
   174,500    Southwest Airlines, Inc.                                                       3,139
                                                                                        ----------
              ALUMINUM (0.2%)
   214,200    Alcoa, Inc.                                                                    6,546
                                                                                        ----------
              APPAREL RETAIL (0.3%)
   142,100    Gap, Inc.                                                                      2,655
    85,700    Limited Brands, Inc.                                                           2,096
   114,300    TJX Companies, Inc.                                                            2,837
                                                                                        ----------
                                                                                             7,588
                                                                                        ----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    93,200    Coach, Inc.*                                                                   3,223
    27,539    Jones Apparel Group, Inc.                                                        974
    23,700    Liz Claiborne, Inc.                                                              971
    22,300    VF Corp.                                                                       1,269
                                                                                        ----------
                                                                                             6,437
                                                                                        ----------
              APPLICATION SOFTWARE (0.4%)
   146,300    Adobe Systems, Inc.*                                                           5,109
    56,600    Autodesk, Inc.*                                                                2,180
    42,800    Citrix Systems, Inc.*                                                          1,622
    91,400    Compuware Corp.*                                                                 716
    45,100    Intuit, Inc.*                                                                  2,399
    28,480    Parametric Technology Corp.*                                                     465
                                                                                        ----------
                                                                                            12,491
                                                                                        ----------
              ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
    64,660    Ameriprise Financial, Inc.                                                     2,914
   192,900    Bank of New York Co., Inc.                                                     6,952

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USAA S&P 500 INDEX FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
    20,800    Federated Investors, Inc. "B"                                             $      812
    36,400    Franklin Resources, Inc.                                                       3,430
    54,600    Janus Capital Group, Inc.                                                      1,265
    98,600    Mellon Financial Corp.                                                         3,510
    45,600    Northern Trust Corp.(d)                                                        2,394
    81,700    State Street Corp.                                                             4,937
    33,300    T. Rowe Price Group, Inc.                                                      2,605
                                                                                        ----------
                                                                                            28,819
                                                                                        ----------
              AUTO PARTS & EQUIPMENT (0.1%)
    45,400    Johnson Controls, Inc.                                                         3,447
                                                                                        ----------
              AUTOMOBILE MANUFACTURERS (0.2%)
   456,900    Ford Motor Co.                                                                 3,637
   142,400    General Motors Corp.                                                           3,029
                                                                                        ----------
                                                                                             6,666
                                                                                        ----------
              AUTOMOTIVE RETAIL (0.1%)
    44,200    AutoNation, Inc.*                                                                952
    13,600    AutoZone, Inc.*                                                                1,356
                                                                                        ----------
                                                                                             2,308
                                                                                        ----------
              BIOTECHNOLOGY (1.4%)
   286,148    Amgen, Inc.*                                                                  20,817
    45,500    Applera Corp. - Applied Biosystems Group                                       1,235
    84,110    Biogen Idec, Inc.*                                                             3,962
    27,800    Chiron Corp.*                                                                  1,273
    63,600    Genzyme Corp.*                                                                 4,275
   113,132    Gilead Sciences, Inc.*                                                         7,039
    61,800    MedImmune, Inc.*                                                               2,261
                                                                                        ----------
                                                                                            40,862
                                                                                        ----------
              BREWERS (0.3%)
   191,700    Anheuser-Busch Companies, Inc.                                                 8,199
    14,900    Molson Coors Brewing Co. "B"                                                   1,022
                                                                                        ----------
                                                                                             9,221
                                                                                        ----------
              BROADCASTING & CABLE TV (0.9%)
   194,300    CBS Corp. "B"                                                                  4,659
   127,700    Clear Channel Communications, Inc.                                             3,705
   528,394    Comcast Corp. "A"*                                                            13,823
    20,900    E.W. Scripps Co. "A"                                                             934
    58,000    Univision Communications, Inc. "A"*                                            1,999
                                                                                        ----------
                                                                                            25,120
                                                                                        ----------
              BUILDING PRODUCTS (0.2%)
    44,000    American Standard Companies, Inc.                                              1,886
   105,500    Masco Corp.                                                                    3,428
                                                                                        ----------
                                                                                             5,314
                                                                                        ----------
              CASINOS & GAMING (0.2%)
    44,800    Harrah's Entertainment, Inc.                                                   3,492
    85,796    International Game Technology, Inc.                                            3,022
                                                                                        ----------
                                                                                             6,514
                                                                                        ----------
              COMMERCIAL PRINTING (0.1%)
    49,500    R.R. Donnelley & Sons Co.                                                      1,620
                                                                                        ----------
              COMMODITY CHEMICALS (0.0%)(C)
       571    Tronox, Inc. "B"*                                                                 10
                                                                                        ----------

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USAA S&P 500 INDEX FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              COMMUNICATIONS EQUIPMENT (3.0%)
    28,400    ADC Telecommunications, Inc.*                                             $      727
    45,900    Andrew Corp.*                                                                    564
   104,672    Avaya, Inc.*                                                                   1,183
   145,200    Ciena Corp.*                                                                     756
 1,505,900    Cisco Systems, Inc.*                                                          32,633
    49,600    Comverse Technology, Inc.*                                                     1,167
   379,500    Corning, Inc.*                                                                10,212
   408,500    JDS Uniphase Corp.*                                                            1,703
 1,092,300    Lucent Technologies, Inc.*                                                     3,332
   612,000    Motorola, Inc.                                                                14,021
   406,900    QUALCOMM, Inc.                                                                20,593
   110,600    Tellabs, Inc.*                                                                 1,759
                                                                                        ----------
                                                                                            88,650
                                                                                        ----------
              COMPUTER & ELECTRONICS RETAIL (0.2%)
    99,250    Best Buy Co., Inc.                                                             5,551
    40,300    Circuit City Group                                                               986
    32,900    RadioShack Corp.                                                                 633
                                                                                        ----------
                                                                                             7,170
                                                                                        ----------
              COMPUTER HARDWARE (3.1%)
   209,300    Apple Computer, Inc.*                                                         13,127
   576,200    Dell, Inc.*                                                                   17,148
    69,900    Gateway, Inc.*                                                                   153
   692,511    Hewlett-Packard Co.                                                           22,784
   383,700    International Business Machines Corp.                                         31,644
    46,000    NCR Corp.*                                                                     1,922
   839,400    Sun Microsystems, Inc.*                                                        4,306
                                                                                        ----------
                                                                                            91,084
                                                                                        ----------
              COMPUTER STORAGE & PERIPHERALS (0.5%)
   591,900    EMC Corp.*                                                                     8,068
    29,400    Lexmark International, Inc. "A"*                                               1,334
    90,700    Network Appliance, Inc.*                                                       3,268
    42,200    QLogic Corp.*                                                                    816
                                                                                        ----------
                                                                                            13,486
                                                                                        ----------
              CONSTRUCTION & ENGINEERING (0.1%)
    20,100    Fluor Corp.                                                                    1,725
                                                                                        ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
   165,900    Caterpillar, Inc.                                                             11,913
    11,700    Cummins, Inc.                                                                  1,230
    59,100    Deere & Co.                                                                    4,672
    17,600    Navistar International Corp.*                                                    485
    42,000    PACCAR, Inc.                                                                   2,960
                                                                                        ----------
                                                                                            21,260
                                                                                        ----------
              CONSTRUCTION MATERIALS (0.1%)
    24,800    Vulcan Materials Co.                                                           2,149
                                                                                        ----------
              CONSUMER ELECTRONICS (0.1%)
    16,200    Harman International Industries, Inc.                                          1,800
                                                                                        ----------

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USAA S&P 500 INDEX FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              CONSUMER FINANCE (0.9%)
   303,000    American Express Co.                                                      $  15,923
    72,900    Capital One Financial Corp.                                                   5,870
   102,200    SLM Corp.                                                                     5,308
                                                                                        ---------
                                                                                           27,101
                                                                                        ----------
              DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
    30,800    Affiliated Computer Services, Inc. "A"*                                       1,837
   142,200    Automatic Data Processing, Inc.                                               6,496
    45,200    Computer Sciences Corp.*                                                      2,511
    34,300    Convergys Corp.*                                                                625
   127,200    Electronic Data Systems Corp.                                                 3,413
   189,112    First Data Corp.                                                              8,854
    46,100    Fiserv, Inc.*                                                                 1,962
    81,800    Paychex, Inc.                                                                 3,408
    31,600    Sabre Holdings Corp. "A"                                                        743
                                                                                        ---------
                                                                                           29,849
                                                                                        ---------
              DEPARTMENT STORES (0.6%)
    15,900    Dillard's, Inc. "A"                                                             414
    64,101    Federated Dept. Stores, Inc.                                                  4,680
    56,800    J.C. Penney Co., Inc.                                                         3,431
    84,500    Kohl's Corp.*                                                                 4,479
    54,300    Nordstrom, Inc.                                                               2,128
    25,085    Sears Holdings Corp.*                                                         3,317
                                                                                        ---------
                                                                                           18,449
                                                                                        ---------
              DISTILLERS & VINTNERS (0.1%)
    21,300    Brown-Forman Corp. "B"                                                        1,639
    48,500    Constellation Brands, Inc. "A"*                                               1,215
                                                                                        ---------
                                                                                            2,854
                                                                                        ---------
              DISTRIBUTORS (0.1%)
    41,900    Genuine Parts Co.                                                             1,836
                                                                                        ---------
              DIVERSIFIED BANKS (4.0%)
 1,137,147    Bank of America Corp.                                                        51,786
    41,800    Comerica, Inc.                                                                2,423
   440,900    U.S. Bancorp                                                                 13,447
   397,302    Wachovia Corp.                                                               22,269
   410,300    Wells Fargo & Co.                                                            26,206
                                                                                        ---------
                                                                                          116,131
                                                                                        ---------
              DIVERSIFIED CHEMICALS (0.9%)
    18,500    Ashland, Inc.                                                                 1,315
   236,800    Dow Chemical Co.                                                              9,614
   225,500    E.I. du Pont de Nemours & Co.                                                 9,519
    19,300    Eastman Chemical Co.                                                            988
    33,300    Engelhard Corp.                                                               1,319
    24,800    Hercules, Inc.*                                                                 342
    39,800    PPG Industries, Inc.                                                          2,521
                                                                                        ---------
                                                                                           25,618
                                                                                        ---------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.2%)
   246,810    Cendant Corp.                                                                 4,282
    33,900    Cintas Corp.                                                                  1,445
    31,400    Equifax, Inc.                                                                 1,169
                                                                                        ---------
                                                                                            6,896
                                                                                        ---------

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USAA S&P 500 INDEX FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              DIVERSIFIED METALS & MINING (0.2%)
    43,500    Freeport-McMoRan Copper & Gold, Inc. "B"                                  $    2,600
    47,600    Phelps Dodge Corp.                                                             3,833
                                                                                        ----------
                                                                                             6,433
                                                                                        ----------
              DRUG RETAIL (0.6%)
   199,200    CVS Corp.                                                                      5,950
   250,600    Walgreen Co.                                                                  10,808
                                                                                        ----------
                                                                                            16,758
                                                                                        ----------
              EDUCATION SERVICES (0.1%)
    35,900    Apollo Group, Inc. "A"*                                                        1,885
                                                                                        ----------
              ELECTRIC UTILITIES (1.5%)
    36,600    Allegheny Energy, Inc.*                                                        1,239
    97,000    American Electric Power Co.                                                    3,300
    48,000    Cinergy Corp.                                                                  2,180
    79,800    Edison International                                                           3,286
    51,200    Entergy Corp.                                                                  3,530
   164,800    Exelon Corp.                                                                   8,718
    80,750    FirstEnergy Corp.                                                              3,949
    97,100    FPL Group, Inc.                                                                3,897
    24,700    Pinnacle West Capital Corp.                                                      966
    93,100    PPL Corp.                                                                      2,737
    62,100    Progress Energy, Inc.                                                          2,731
   183,700    Southern Co.                                                                   6,020
                                                                                        ----------
                                                                                            42,553
                                                                                        ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
    41,900    American Power Conversion Corp.                                                  968
    22,700    Cooper Industries, Inc. "A"                                                    1,973
   100,800    Emerson Electric Co.                                                           8,430
    42,900    Rockwell Automation, Inc.                                                      3,085
                                                                                        ----------
                                                                                            14,456
                                                                                        ----------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.2%)
   108,600    Agilent Technologies, Inc.*                                                    4,078
    51,500    Symbol Technologies, Inc.                                                        545
    18,700    Tektronix, Inc.                                                                  668
                                                                                        ----------
                                                                                             5,291
                                                                                        ----------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
    42,400    Jabil Circuit, Inc.*                                                           1,817
    35,500    Molex, Inc.                                                                    1,179
   123,300    Sanmina-SCI Corp.*                                                               506
   233,100    Solectron Corp.*                                                                 932
                                                                                        ----------
                                                                                             4,434
                                                                                        ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    54,500    Allied Waste Industries, Inc.*                                                   667
   134,900    Waste Management, Inc.                                                         4,762
                                                                                        ----------
                                                                                             5,429
                                                                                        ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
    66,061    Monsanto Co.                                                                   5,599
                                                                                        ----------
              FOOD DISTRIBUTORS (0.2%)
   155,400    Sysco Corp.                                                                    4,981
                                                                                        ----------

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USAA S&P 500 INDEX FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              FOOD RETAIL (0.4%)
    90,800    Albertson's, Inc.                                                         $    2,331
   178,000    Kroger Co.*                                                                    3,624
   110,500    Safeway, Inc.                                                                  2,776
    33,700    SUPERVALU, Inc.                                                                1,038
    33,800    Whole Foods Market, Inc.                                                       2,246
                                                                                        ----------
                                                                                            12,015
                                                                                        ----------
              FOOTWEAR (0.1%)
    47,100    NIKE, Inc. "B"                                                                 4,008
                                                                                        ----------
              FOREST PRODUCTS (0.2%)
    28,700    Louisiana-Pacific Corp.                                                          781
    60,700    Weyerhaeuser Co.                                                               4,396
                                                                                        ----------
                                                                                             5,177
                                                                                        ----------
              GAS UTILITIES (0.0%)(C)
    12,400    NICOR, Inc.                                                                      491
     8,000    Peoples Energy Corp.                                                             285
                                                                                        ----------
                                                                                               776
                                                                                        ----------
              GENERAL MERCHANDISE STORES (0.5%)
    26,100    Big Lots, Inc.*                                                                  364
    76,400    Dollar General Corp.                                                           1,350
    40,600    Family Dollar Stores, Inc.                                                     1,080
   216,900    Target Corp.                                                                  11,281
                                                                                        ----------
                                                                                            14,075
                                                                                        ----------
              GOLD (0.2%)
   110,700    Newmont Mining Corp.                                                           5,744
                                                                                        ----------

              HEALTH CARE DISTRIBUTORS (0.5%)
    47,718    AmerisourceBergen Corp.                                                        2,303
   103,315    Cardinal Health, Inc.                                                          7,699
    77,600    McKesson Corp.                                                                 4,045
    33,800    Patterson Companies, Inc.*                                                     1,190
                                                                                        ----------
                                                                                            15,237
                                                                                        ----------
              HEALTH CARE EQUIPMENT (2.0%)
   156,700    Baxter International, Inc.                                                     6,081
    61,300    Becton, Dickinson & Co.                                                        3,775
    61,200    Biomet, Inc.                                                                   2,174
   144,700    Boston Scientific Corp.*                                                       3,335
    25,800    C.R. Bard, Inc.                                                                1,749
    29,700    Fisher Scientific International, Inc.*                                         2,021
    98,900    Guidant Corp.                                                                  7,720
    36,360    Hospira, Inc.*                                                                 1,435
   296,800    Medtronic, Inc.                                                               15,063
    31,700    PerkinElmer, Inc.                                                                744
    89,400    St. Jude Medical, Inc.*                                                        3,665
    71,200    Stryker Corp.                                                                  3,157
    39,600    Thermo Electron Corp.*                                                         1,469
    27,600    Waters Corp.*                                                                  1,191
    60,600    Zimmer Holdings, Inc.*                                                         4,097
                                                                                        ----------
                                                                                            57,676
                                                                                        ----------

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                   (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              HEALTH CARE FACILITIES (0.3%)
    97,540    HCA, Inc.                                                                 $    4,466
    60,600    Health Management Associates, Inc. "A"                                         1,307
    19,400    Manor Care, Inc.                                                                 861
   114,800    Tenet Healthcare Corp.*                                                          847
                                                                                        ----------
                                                                                             7,481
                                                                                        ----------
              HEALTH CARE SERVICES (0.6%)
   110,300    Caremark Rx, Inc.*                                                             5,424
    36,400    Express Scripts, Inc.*                                                         3,200
    49,400    IMS Health, Inc.                                                               1,273
    32,800    Laboratory Corp. of America Holdings*                                          1,918
    74,583    Medco Health Solutions, Inc.*                                                  4,268
    40,780    Quest Diagnostics, Inc.                                                        2,092
                                                                                        ----------
                                                                                            18,175
                                                                                        ----------
              HEALTH CARE SUPPLIES (0.1%)
    13,200    Bausch & Lomb, Inc.                                                              841
    10,900    Millipore Corp.*                                                                 796
                                                                                        ----------
                                                                                             1,637
                                                                                        ----------
              HOME ENTERTAINMENT SOFTWARE (0.1%)
    74,900    Electronic Arts, Inc.*                                                         4,099
                                                                                        ----------
              HOME FURNISHINGS (0.0%)(C)
    44,600    Leggett & Platt, Inc.                                                          1,087
                                                                                        ----------
              HOME IMPROVEMENT RETAIL (1.2%)
   520,100    Home Depot, Inc.                                                              22,000
   191,100    Lowe's Companies, Inc.                                                        12,315
    28,300    Sherwin-Williams Co.                                                           1,399
                                                                                        ----------
                                                                                            35,714
                                                                                        ----------
              HOMEBUILDING (0.3%)
    31,500    Centex Corp.                                                                   1,953
    66,700    D.R. Horton, Inc.                                                              2,216
    19,000    KB Home                                                                        1,234
    32,800    Lennar Corp. "A"                                                               1,980
    52,600    Pulte Homes, Inc.                                                              2,021
                                                                                        ----------
                                                                                             9,404
                                                                                        ----------
              HOMEFURNISHING RETAIL (0.1%)
    72,300    Bed Bath & Beyond, Inc.*                                                       2,776
                                                                                        ----------
              HOTELS, RESORTS & CRUISE LINES (0.5%)
   105,800    Carnival Corp.                                                                 5,012
    80,300    Hilton Hotels Corp.                                                            2,044
    39,700    Marriott International, Inc. "A"                                               2,723
    53,400    Starwood Hotels & Resorts Worldwide, Inc.                                      3,617
                                                                                        ----------
                                                                                            13,396
                                                                                        ----------
              HOUSEHOLD APPLIANCES (0.2%)
    19,400    Black & Decker Corp.                                                           1,686
    17,500    Maytag Corp.                                                                     373
    12,800    Snap-on, Inc.                                                                    488
    19,800    Stanley Works                                                                  1,003
    18,100    Whirlpool Corp.                                                                1,656
                                                                                        ----------
                                                                                             5,206
                                                                                        ----------

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                   (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              HOUSEHOLD PRODUCTS (2.1%)
    35,700    Clorox Co.                                                                $    2,137
   127,300    Colgate-Palmolive Co.                                                          7,269
   113,800    Kimberly-Clark Corp.                                                           6,577
   805,223    Procter & Gamble Co.                                                          46,397
                                                                                        ----------
                                                                                            62,380
                                                                                        ----------
              HOUSEWARES & SPECIALTIES (0.2%)
    35,800    Fortune Brands, Inc.                                                           2,887
    67,500    Newell Rubbermaid, Inc.                                                        1,700
                                                                                        ----------
                                                                                             4,587
                                                                                        ----------
              HUMAN RESOURCES & EMPLOYMENT SERVICES (0.1%)
    29,900    Monster Worldwide, Inc.*                                                       1,491
    41,600    Robert Half International, Inc.                                                1,606
                                                                                        ----------
                                                                                             3,097
                                                                                        ----------
              HYPERMARKETS & SUPER CENTERS (1.2%)
   117,500    Costco Wholesale Corp.                                                         6,364
   612,200    Wal-Mart Stores, Inc.(g)                                                      28,920
                                                                                        ----------
                                                                                            35,284
                                                                                        ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
   161,500    AES Corp.*                                                                     2,755
    43,500    Constellation Energy Group, Inc.                                               2,380
   227,900    Duke Energy Corp.                                                              6,643
    75,121    Dynegy, Inc. "A"*                                                                361
   113,300    TXU Corp.                                                                      5,071
                                                                                        ----------
                                                                                            17,210
                                                                                        ----------
              INDUSTRIAL CONGLOMERATES (4.1%)
   184,800    3M Co.                                                                        13,987
 2,552,000    General Electric Co.(g)                                                       88,759
    32,200    Textron, Inc.                                                                  3,007
   493,400    Tyco International Ltd.                                                       13,263
                                                                                        ----------
                                                                                           119,016
                                                                                        ----------
              INDUSTRIAL GASES (0.3%)
    52,900    Air Products & Chemicals, Inc.                                                 3,554
    78,800    Praxair, Inc.                                                                  4,346
                                                                                        ----------
                                                                                             7,900
                                                                                        ----------
              INDUSTRIAL MACHINERY (0.8%)
    58,400    Danaher Corp.                                                                  3,711
    47,200    Dover Corp.                                                                    2,292
    35,900    Eaton Corp.                                                                    2,620
    50,200    Illinois Tool Works, Inc.                                                      4,835
    80,600    Ingersoll-Rand Co., Ltd. "A"                                                   3,368
    45,000    ITT Industries, Inc.                                                           2,530
    27,100    Pall Corp.                                                                       845
    30,000    Parker-Hannifin Corp.                                                          2,418
                                                                                        ----------
                                                                                            22,619
                                                                                        ----------
              INSURANCE BROKERS (0.2%)
    82,200    Aon Corp.                                                                      3,412
   128,200    Marsh & McLennan Companies, Inc.                                               3,764
                                                                                        ----------
                                                                                             7,176
                                                                                        ----------
              INTEGRATED OIL & GAS (5.7%)
    19,600    Amerada Hess Corp.                                                             2,791
   545,017    Chevron Corp.                                                                 31,594

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                   (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
   337,508    ConocoPhillips                                                            $   21,314
 1,495,000    Exxon Mobil Corp.(g)                                                          90,986
    89,720    Marathon Oil Corp.                                                             6,834
    40,200    Murphy Oil Corp.                                                               2,003
   105,700    Occidental Petroleum Corp.                                                     9,793
                                                                                        ----------
                                                                                           165,315
                                                                                        ----------
              INTEGRATED TELECOMMUNICATION SERVICES (2.4%)
   949,866    AT&T, Inc.                                                                    25,685
   440,100    BellSouth Corp.                                                               15,250
    31,400    CenturyTel, Inc.                                                               1,228
    83,600    Citizens Communications Co.                                                    1,109
   385,000    Qwest Communications International, Inc.*                                      2,618
   716,360    Verizon Communications, Inc.                                                  24,399
                                                                                        ----------
                                                                                            70,289
                                                                                        ----------
              INTERNET RETAIL (0.1%)
    75,398    Amazon.com, Inc.*                                                              2,753
                                                                                        ----------
              INTERNET SOFTWARE & SERVICES (1.4%)
   282,400    eBay, Inc.*                                                                   11,031
    49,900    Google, Inc. "A"*                                                             19,461
    63,000    VeriSign, Inc.*                                                                1,511
   307,400    Yahoo!, Inc.*                                                                  9,917
                                                                                        ----------
                                                                                            41,920
                                                                                        ----------
              INVESTMENT BANKING & BROKERAGE (2.5%)
    28,400    Bear Stearns Companies, Inc.                                                   3,939
   254,700    Charles Schwab Corp.                                                           4,384
   106,700    E*TRADE Financial Corp.*                                                       2,879
   107,700    Goldman Sachs Group, Inc.                                                     16,905
    66,700    Lehman Brothers Holdings, Inc.                                                 9,640
   224,800    Merrill Lynch & Co., Inc.                                                     17,705
   262,900    Morgan Stanley                                                                16,515
                                                                                        ----------
                                                                                            71,967
                                                                                        ----------
              IT CONSULTING & OTHER SERVICES (0.0%)(C)
    73,600    Unisys Corp.*                                                                    507
                                                                                        ----------
              LEISURE PRODUCTS (0.1%)
    23,900    Brunswick Corp.                                                                  929
    38,800    Hasbro, Inc.                                                                     818
   103,200    Mattel, Inc.                                                                   1,871
                                                                                        ----------
                                                                                             3,618
                                                                                        ----------
              LIFE & HEALTH INSURANCE (1.2%)
   123,300    AFLAC, Inc.                                                                    5,565
    31,700    Jefferson-Pilot Corp.                                                          1,773
    40,900    Lincoln National Corp.                                                         2,233
   185,700    Metlife, Inc.                                                                  8,982
    68,800    Principal Financial Group, Inc.                                                3,357
   122,300    Prudential Financial, Inc.                                                     9,272
    25,500    Torchmark Corp.                                                                1,456
    73,700    UnumProvident Corp.                                                            1,509
                                                                                        ----------
                                                                                            34,147
                                                                                        ----------
              MANAGED HEALTH CARE (1.6%)
   138,900    Aetna, Inc.                                                                    6,826
    29,900    CIGNA Corp.                                                                    3,906

10

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                   (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
    39,480    Coventry Health Care, Inc.*                                               $    2,131
    39,800    Humana, Inc.*                                                                  2,095
   332,000    UnitedHealth Group, Inc.                                                      18,546
   162,164    WellPoint, Inc.*                                                              12,556
                                                                                        ----------
                                                                                            46,060
                                                                                        ----------
              METAL & GLASS CONTAINERS (0.1%)
    27,000    Ball Corp.                                                                     1,183
    32,800    Pactiv Corp.*                                                                    805
                                                                                        ----------
                                                                                             1,988
                                                                                        ----------
              MOTORCYCLE MANUFACTURERS (0.1%)
    68,600    Harley-Davidson, Inc.                                                          3,559
                                                                                        ----------
              MOVIES & ENTERTAINMENT (1.7%)
   593,000    News Corp. "A"                                                                 9,850
 1,103,000    Time Warner, Inc.                                                             18,519
   189,200    Viacom, Inc. "B"*                                                              7,341
   471,700    Walt Disney Co.                                                               13,156
                                                                                        ----------
                                                                                            48,866
                                                                                        ----------
              MULTI-LINE INSURANCE (1.9%)
   635,449    American International Group, Inc.                                            41,997
    92,300    Genworth Financial, Inc. "A"                                                   3,086
    74,900    Hartford Financial Services Group, Inc.                                        6,033
    34,100    Loews Corp.                                                                    3,451
                                                                                        ----------
                                                                                            54,567
                                                                                        ----------
              MULTI-UTILITIES (1.0%)
    49,400    Ameren Corp.                                                                   2,461
    77,300    CenterPoint Energy, Inc.                                                         922
    54,800    CMS Energy Corp.*                                                                710
    60,400    Consolidated Edison, Inc.                                                      2,627
    83,800    Dominion Resources, Inc. of Virginia                                           5,785
    40,400    DTE Energy Co.                                                                 1,620
    42,700    Keyspan Corp.                                                                  1,745
    61,800    NiSource, Inc.                                                                 1,249
    83,700    PG&E Corp.                                                                     3,256
    61,400    Public Service Enterprise Group, Inc.                                          3,932
    64,200    Sempra Energy                                                                  2,983
    51,000    TECO Energy, Inc.                                                                822
    99,900    Xcel Energy, Inc.                                                              1,813
                                                                                        ----------
                                                                                            29,925
                                                                                        ----------
              OFFICE ELECTRONICS (0.1%)
   236,300    Xerox Corp.*                                                                   3,592
                                                                                        ----------
              OFFICE SUPPLIES & SERVICES (0.1%)
    25,400    Avery Dennison Corp.                                                           1,485
    55,200    Pitney Bowes, Inc.                                                             2,370
                                                                                        ----------
                                                                                             3,855
                                                                                        ----------
              OIL & GAS DRILLING (0.5%)
    38,500    Nabors Industries Ltd.*                                                        2,756
    34,100    Noble Corp.                                                                    2,766
    27,800    Rowan Companies, Inc.                                                          1,222
    81,200    Transocean, Inc.*                                                              6,520
                                                                                        ----------
                                                                                            13,264
                                                                                        ----------

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                   (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              OIL & GAS EQUIPMENT & SERVICES (1.5%)
    83,900    Baker Hughes, Inc.                                                        $    5,739
    83,100    BJ Services Co.                                                                2,875
   125,200    Halliburton Co.                                                                9,142
    43,100    National Oilwell Varco, Inc.*                                                  2,764
   144,600    Schlumberger Ltd.                                                             18,302
    87,800    Weatherford International Ltd.*                                                4,017
                                                                                        ----------
                                                                                            42,839
                                                                                        ----------
              OIL & GAS EXPLORATION & PRODUCTION (1.4%)
    56,900    Anadarko Petroleum Corp.                                                       5,748
    81,700    Apache Corp.                                                                   5,352
    94,400    Burlington Resources, Inc.                                                     8,676
    89,600    Chesapeake Energy Corp.                                                        2,814
   109,200    Devon Energy Corp.                                                             6,680
    59,400    EOG Resources, Inc.                                                            4,277
    28,281    Kerr-McGee Corp.                                                               2,700
    89,066    XTO Energy, Inc.                                                               3,881
                                                                                        ----------
                                                                                            40,128
                                                                                        ----------
              OIL & GAS REFINING & MARKETING (0.4%)
    33,500    Sunoco, Inc.                                                                   2,599
   153,700    Valero Energy Corp.                                                            9,188
                                                                                        ----------
                                                                                            11,787
                                                                                        ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.2%)
   159,900    El Paso Corp.                                                                  1,927
    23,400    Kinder Morgan, Inc.                                                            2,152
   140,244    Williams Companies, Inc.                                                       3,000
                                                                                        ----------
                                                                                             7,079
                                                                                        ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (3.2%)
 1,222,000    Citigroup, Inc.(g)                                                            57,715
   853,329    JPMorgan Chase & Co.                                                          35,533
                                                                                        ----------
                                                                                            93,248
                                                                                        ----------
              PACKAGED FOODS & MEATS (0.9%)
    45,600    Campbell Soup Co.                                                              1,477
   122,900    ConAgra Foods, Inc.                                                            2,637
    88,400    General Mills, Inc.                                                            4,480
    83,300    H.J. Heinz Co.                                                                 3,159
    45,100    Hershey Co.                                                                    2,356
    62,900    Kellogg Co.                                                                    2,770
    31,200    McCormick & Co., Inc.                                                          1,056
   192,700    Sara Lee Corp.                                                                 3,446
    62,000    Tyson Foods, Inc. "A"                                                            852
    44,200    Wm. Wrigley Jr. Co.                                                            2,829
                                                                                        ----------
                                                                                            25,062
                                                                                        ----------
              PAPER PACKAGING (0.1%)
    23,800    Bemis Co., Inc.                                                                  752
    20,600    Sealed Air Corp.                                                               1,192
    28,700    Temple-Inland, Inc.                                                            1,278
                                                                                        ----------
                                                                                             3,222
                                                                                        ----------
              PAPER PRODUCTS (0.2%)
   121,600    International Paper Co.                                                        4,204
    40,311    MeadWestvaco Corp.                                                             1,101
                                                                                        ----------
                                                                                             5,305
                                                                                        ----------

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                   (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              PERSONAL PRODUCTS (0.2%)
    18,450    Alberto-Culver Co.                                                        $      816
   110,300    Avon Products, Inc.                                                            3,438
    29,700    Estee Lauder Companies, Inc. "A"                                               1,105
                                                                                        ----------
                                                                                             5,359
                                                                                        ----------
              PHARMACEUTICALS (6.4%)
   376,700    Abbott Laboratories                                                           15,999
    36,500    Allergan, Inc.                                                                 3,960
    26,400    Barr Pharmaceuticals, Inc.*                                                    1,663
   483,600    Bristol-Myers Squibb Co.                                                      11,901
   276,600    Eli Lilly & Co.                                                               15,296
    80,500    Forest Laboratories, Inc.*                                                     3,593
   730,500    Johnson & Johnson, Inc.                                                       43,260
    63,000    King Pharmaceuticals, Inc.*                                                    1,087
   535,400    Merck & Co., Inc.                                                             18,862
    54,600    Mylan Laboratories, Inc.                                                       1,278
 1,801,420    Pfizer, Inc.(g)                                                               44,891
   366,100    Schering-Plough Corp.                                                          6,952
    24,300    Watson Pharmaceuticals, Inc.*                                                    698
   330,700    Wyeth                                                                         16,046
                                                                                        ----------
                                                                                           185,486
                                                                                        ----------
              PHOTOGRAPHIC PRODUCTS (0.1%)
    73,300    Eastman Kodak Co.                                                              2,085
                                                                                        ----------
              PROPERTY & CASUALTY INSURANCE (1.4%)
    77,000    ACE Ltd.                                                                       4,005
   159,300    Allstate Corp.                                                                 8,301
    25,900    Ambac Financial Group, Inc.                                                    2,062
    49,000    Chubb Corp.                                                                    4,677
    39,579    Cincinnati Financial Corp.                                                     1,665
    34,800    MBIA, Inc.                                                                     2,092
    48,500    Progressive Corp.                                                              5,057
    32,700    Safeco Corp.                                                                   1,642
   170,407    St. Paul Travelers Companies, Inc.                                             7,121
    42,700    XL Capital Ltd. "A"                                                            2,737
                                                                                        ----------
                                                                                            39,359
                                                                                        ----------
              PUBLISHING (0.5%)
    14,700    Dow Jones & Co., Inc.                                                            578
    60,500    Gannett Co., Inc.                                                              3,625
    17,800    Knight-Ridder, Inc.                                                            1,125
    89,900    McGraw-Hill Companies, Inc.                                                    5,180
    11,000    Meredith Corp.                                                                   614
    34,000    New York Times Co. "A"                                                           860
    66,300    Tribune Co.                                                                    1,819
                                                                                        ----------
                                                                                            13,801
                                                                                        ----------
              RAILROADS (0.8%)
    91,500    Burlington Northern Santa Fe Corp.                                             7,625
    52,800    CSX Corp.                                                                      3,157
   100,900    Norfolk Southern Corp.                                                         5,456
    64,700    Union Pacific Corp.                                                            6,040
                                                                                        ----------
                                                                                            22,278
                                                                                        ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              REAL ESTATE INVESTMENT TRUSTS (0.9%)
    25,200    Apartment Investment and Management Co. "A"                               $    1,182
    51,000    Archstone-Smith Trust                                                          2,487
    22,200    Boston Properties, Inc.                                                        2,070
   102,800    Equity Office Properties Trust                                                 3,452
    72,100    Equity Residential Properties Trust                                            3,374
    49,600    Kimco Realty Corp.                                                             2,016
    40,300    Plum Creek Timber Co., Inc.                                                    1,488
    60,800    ProLogis                                                                       3,253
    21,300    Public Storage, Inc.                                                           1,730
    45,800    Simon Property Group, Inc.                                                     3,854
    28,900    Vornado Realty Trust                                                           2,774
                                                                                        ----------
                                                                                            27,680
                                                                                        ----------
              REGIONAL BANKS (1.8%)
    84,400    AmSouth Bancorp                                                                2,283
   131,100    BB&T Corp.                                                                     5,139
    29,100    Compass Bancshares, Inc.                                                       1,473
   136,000    Fifth Third Bancorp                                                            5,353
    28,700    First Horizon National Corp.                                                   1,195
    60,900    Huntington Bancshares, Inc.                                                    1,470
    99,900    KeyCorp                                                                        3,676
    20,400    M&T Bank Corp.                                                                 2,328
    50,800    Marshall & Ilsley Corp.                                                        2,214
   134,000    National City Corp.                                                            4,677
   119,900    North Fork Bancorp., Inc.                                                      3,457
    69,800    PNC Financial Services Group, Inc.                                             4,698
   114,783    Regions Financial Corp.                                                        4,037
    89,800    SunTrust Banks, Inc.                                                           6,534
    74,800    Synovus Financial Corp.                                                        2,026
    23,000    Zions Bancorp                                                                  1,903
                                                                                        ----------
                                                                                            52,463
                                                                                        ----------
              RESTAURANTS (0.8%)
    33,950    Darden Restaurants, Inc.                                                       1,393
   311,600    McDonald's Corp.                                                              10,706
   189,400    Starbucks Corp.*                                                               7,129
    26,500    Wendy's International, Inc.                                                    1,645
    69,200    Yum! Brands, Inc.                                                              3,381
                                                                                        ----------
                                                                                            24,254
                                                                                        ----------
              SEMICONDUCTOR EQUIPMENT (0.4%)
   388,400    Applied Materials, Inc.                                                        6,801
    48,500    KLA-Tencor Corp.                                                               2,345
    34,000    Novellus Systems, Inc.*                                                          816
    48,300    Teradyne, Inc.*                                                                  749
                                                                                        ----------
                                                                                            10,711
                                                                                        ----------
              SEMICONDUCTORS (2.5%)
   118,600    Advanced Micro Devices, Inc.*                                                  3,933
    91,400    Altera Corp.*                                                                  1,886
    89,300    Analog Devices, Inc.                                                           3,419
    68,100    Applied Micro Circuits Corp.*                                                    277
   107,150    Broadcom Corp. "A"*                                                            4,625
    99,308    Freescale Semiconductor, Inc. "B"*                                             2,758
 1,440,300    Intel Corp.                                                                   27,870
    75,200    Linear Technology Corp.                                                        2,638

14

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==================--------------------------------------------------------------
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                   (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
    95,900    LSI Logic Corp.*                                                          $    1,109
    80,400    Maxim Integrated Products, Inc.                                                2,987
   151,100    Micron Technology, Inc.*                                                       2,224
    83,800    National Semiconductor Corp.                                                   2,333
    41,400    NVIDIA Corp.*                                                                  2,370
    38,100    PMC-Sierra, Inc.*                                                                468
   391,800    Texas Instruments, Inc.                                                       12,722
    85,700    Xilinx, Inc.                                                                   2,182
                                                                                        ----------
                                                                                            73,801
                                                                                        ----------
              SOFT DRINKS (1.6%)
   504,400    Coca-Cola Co.                                                                 21,119
    74,300    Coca-Cola Enterprises, Inc.                                                    1,511
    34,300    Pepsi Bottling Group, Inc.                                                     1,042
   405,600    PepsiCo, Inc.                                                                 23,440
                                                                                        ----------
                                                                                            47,112
                                                                                        ----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
    80,000    H&R Block, Inc.                                                                1,732
                                                                                        ----------
              SPECIALIZED FINANCE (0.2%)
    49,700    CIT Group, Inc.                                                                2,660
    59,600    Moody's Corp.                                                                  4,259
                                                                                        ----------
                                                                                             6,919
                                                                                        ----------
              SPECIALTY CHEMICALS (0.2%)
    45,600    Ecolab, Inc.                                                                   1,742
    20,500    International Flavors & Fragrances, Inc.                                         704
    36,000    Rohm & Haas Co.                                                                1,759
    16,800    Sigma-Aldrich Corp.                                                            1,105
                                                                                        ----------
                                                                                             5,310
                                                                                        ----------
              SPECIALTY STORES (0.3%)
    73,000    Office Depot, Inc.*                                                            2,718
    17,300    OfficeMax, Inc.                                                                  522
   180,100    Staples, Inc.                                                                  4,596
    34,700    Tiffany & Co.                                                                  1,303
                                                                                        ----------
                                                                                             9,139
                                                                                        ----------
              STEEL (0.2%)
    20,900    Allegheny Technologies, Inc.                                                   1,279
    38,500    Nucor Corp.                                                                    4,034
    28,300    United States Steel Corp.                                                      1,717
                                                                                        ----------
                                                                                             7,030
                                                                                        ----------
              SYSTEMS SOFTWARE (2.8%)
    51,300    BMC Software, Inc.*                                                            1,111
   114,600    CA, Inc.                                                                       3,118
 2,175,700    Microsoft Corp.(g)                                                            59,201
    84,500    Novell, Inc.*                                                                    649
   926,700    Oracle Corp.*                                                                 12,687
   255,389    Symantec Corp.*                                                                4,298
                                                                                        ----------
                                                                                            81,064
                                                                                        ----------
              THRIFTS & MORTGAGE FINANCE (1.6%)
   145,998    Countrywide Financial Corp.                                                    5,358
   237,400    Fannie Mae                                                                    12,203
   169,500    Freddie Mac                                                                   10,340

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2006 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
    63,300    Golden West Financial Corp.                                               $    4,298
    21,600    MGIC Investment Corp.                                                          1,439
    84,951    Sovereign Bancorp, Inc.                                                        1,861
   245,613    Washington Mutual, Inc.                                                       10,468
                                                                                        ----------
                                                                                            45,967
                                                                                        ----------
              TIRES & RUBBER (0.0%)(C)
    16,500    Cooper Tire & Rubber Co.                                                         237
    39,200    Goodyear Tire & Rubber Co.*                                                      567
                                                                                        ----------
                                                                                               804
                                                                                        ----------
              TOBACCO (1.4%)
   510,900    Altria Group, Inc.                                                            36,202
    21,500    Reynolds American, Inc.                                                        2,268
    36,600    UST, Inc.                                                                      1,523
                                                                                        ----------
                                                                                            39,993
                                                                                        ----------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
    20,500    W.W. Grainger, Inc.                                                            1,545
                                                                                        ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.9%)
    93,600    ALLTEL Corp.                                                                   6,060
   728,439    Sprint Nextel Corp.                                                           18,823
                                                                                        ----------
                                                                                            24,883
                                                                                        ----------
              Total common stocks (cost: $2,385,838)                                     2,885,645
                                                                                        ----------
              MONEY MARKET INSTRUMENTS (0.7%)

              MONEY MARKET FUNDS (0.6%)
18,046,783    Northern Institutional Funds - Diversified Assets Portfolio, 4.43%(a,e)       18,047
                                                                                        ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
              OTHER (0.1%)
    $3,350    U.S. Treasury Bill, 3.99%, 4/06/2006(b,f)                                      3,349
                                                                                        ----------
              Total money market instruments (cost: $21,395)                                21,396
                                                                                        ----------

              TOTAL INVESTMENTS (COST: $2,407,233)                                      $2,907,041
                                                                                        ==========

16

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA S&P 500 INDEX FUND
MARCH 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

       USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act.

       The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

       A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

          1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

          2. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

          3. Futures contracts are valued at the last quoted sales price.

          4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

          5. Repurchase agreements are valued at cost, which approximates market value.

          6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

          7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

 N O T E S
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           to Portfolio of INVESTMENTS
           (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2006 (UNAUDITED)

             Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

       B. As of March 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2006, were $747,126,000 and $247,318,000, respectively, resulting in net unrealized appreciation of $499,808,000.

       C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,904,810,000 at March 31, 2006, and, in total, may not equal 100%.

       D. Futures contracts - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

SPECIFIC NOTES
--------------------------------------------------------------------------------

      (a) Rate represents the money market fund annualized seven-day yield at March 31, 2006.

      (b) Rate represents an annualized yield at time of purchase, not a coupon rate.

      (c) Represents less than 0.1% of net assets.

      (d) Northern Trust Corp. is the parent to Northern Trust Investments, N.A.
          (NTI), which is the subadviser of the Fund.

      (e) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

      (f) Security with a value of $3,349,000 is segregated as collateral for initial margin requirements on open futures contracts.

      (g) Security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2006, as shown in the following table:

                                                                           MARKET        UNREALIZED
    TYPE OF FUTURE       EXPIRATION      CONTRACTS        POSITION          VALUE       APPRECIATION
----------------------------------------------------------------------------------------------------
S&P 500 Index Futures  June 15, 2006         67             Long        $21,830,000       $303,000

      * Non-income-producing security for the 12 months preceding March 31, 2006.

18

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      The Northern Trust Company
        ACCOUNTING AGENT      50 S. LaSalle Street
                              Chicago, Illinois 60675

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48479-0506                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Company) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC., Index Funds

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MAY 23, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MAY 23, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    MAY 23, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.